DIVIDEND DISTRIBUTION (Details) - USD ($) $ in Millions		12 Months Ended
	Jul. 21, 2020	Jun. 30, 2020
Dividend distribution [Abstract]
Dividend paid	$ 4.0
Subsidiaries
Dividend distribution [Abstract]
Dividend paid		$ 0.1